Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	THRIVENT MUTUAL FUNDS
Central Index Key	0000811869
Amendment Flag	false
Document Creation Date	Jun 27, 2012
Document Effective Date	Jun 28, 2012
Prospectus Date	Feb 28, 2012

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2012,

with respect to

Thrivent Partner Worldwide Allocation Fund

The summary sections of the prospectuses for Thrivent Partner Worldwide Allocation Fund (the “Fund”) are amended, effective July 27, 2012. The last paragraph of the “Principal Strategies” section of each Fund prospectus is deleted in its entirety and replaced with the following:

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2012,

with respect to

Thrivent Partner Worldwide Allocation Fund

The summary sections of the prospectuses for Thrivent Partner Worldwide Allocation Fund (the “Fund”) are amended, effective July 27, 2012. The last paragraph of the “Principal Strategies” section of each Fund prospectus is deleted in its entirety and replaced with the following:

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Thrivent Partner Worldwide Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2012,

with respect to

Thrivent Partner Worldwide Allocation Fund

The summary sections of the prospectuses for Thrivent Partner Worldwide Allocation Fund (the “Fund”) are amended, effective July 27, 2012. The last paragraph of the “Principal Strategies” section of each Fund prospectus is deleted in its entirety and replaced with the following:

Principal Global Investors, LLC manages the international large-cap growth assets. Mercator Asset Management, LP manages the international large-cap value assets but also manages, to a lesser extent, emerging markets equity assets. Aberdeen Asset Managers Limited and DuPont Capital Management Corporation also manage the emerging markets equity assets. Victory Capital Management Inc. manages the international small- and mid-cap assets. Goldman Sachs Asset Management, L.P. manages the emerging markets debt assets. The Adviser manages the assets allocated to U.S. securities.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2012